Bank Borrowings (Details) - Schedule of Outstanding Balances of Banks Borrowings - USD ($)	Jun. 30, 2024	Jun. 30, 2023
Schedule of Outstanding Balances of Banks Borrowings [Line Items]
Bank borrowings	$ 5,582,665	$ 13,405,816
Guaranteed [Member]
Schedule of Outstanding Balances of Banks Borrowings [Line Items]
Bank borrowings	3,157,475	10,300,386
Collateralized and guaranteed [Member]
Schedule of Outstanding Balances of Banks Borrowings [Line Items]
Bank borrowings	$ 2,425,190	$ 3,105,430